Membership Interests (Schedule of Changes to Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (162)	$ (131)	$ (131)
Balance at end of period	(180)		(162)	$ (131)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Tax					$ 6
Tax expense cash flow hedges reclassified from AOCI			1	0	1
Cash Flow Hedges - Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(34)	(36)	(36)	(39)	(18)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges					(24)
Amounts reclassified from accumulated other comprehensive income (loss) to the capital account (Note 1)					3
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax $-)	2	2	2	3
Balance at end of period	(32)	(34)	(34)	(36)	(39)
Defined Benefit Pension and OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(128)	(95)	(95)	(112)	(121)
Defined benefit pension plans	(20)	3	(33)	17	9
Balance at end of period	(148)	(92)	(128)	(95)	(112)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(162)	(131)	(131)	(151)	(139)
Defined benefit pension plans	(20)	3	(33)	17	9
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges					(24)
Amounts reclassified from accumulated other comprehensive income (loss) to the capital account (Note 1)					3
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax $-)	2	2	2	3
Balance at end of period	$ (180)	$ (126)	$ (162)	$ (131)	$ (151)